Share-based payments - MIP II (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) EquityInstruments	Dec. 31, 2017 MXN ($) EquityInstruments	Dec. 31, 2016 MXN ($) EquityInstruments
Share-based payments
Compensation expense recorded in the consolidated statement of operations | $	$ 19,980	$ 13,508	$ 7,816
Forfeited during the year	121,451
MIP II
Share-based payments
Vesting period	5 years
Extension of vesting period	5 years
Carrying amount of the liability | $	$ 32,807	37,858	54,357
Compensation expense recorded in the consolidated statement of operations | $			$ 54,357
Compensation (benefit) recorded in the consolidated statement of operations | $	$ (5,052)	$ (16,499)
Exercised during the year (shares)	0
Granted	7,912,360
Forfeited during the year	1,563,520	0	0
MIP II | Vesting / Exercisable within one year
Share-based payments
Granted	1,695,500
MIP II | Vesting / Exercisable within two years
Share-based payments
Granted	2,825,840
MIP II | Vesting / Exercisable within five years
Share-based payments
Granted	3,391,020